UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-6499

Name of Fund:  MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield California Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                       Value
California - 135.0%   $   1,730    ABAG Finance Authority for Nonprofit Corporations, California, Revenue
                                   Refunding Bonds (Redwood Senior Homes and Services), 6% due 11/15/2022             $     1,871

                          3,975    Antioch Area Public Facilities Financing Agency, California, Special Tax
                                   (Community Facilities District Number 1989-1), 5.70% due 8/01/2009 (a)(h)                4,410

                          2,820    Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                   Refunding Bonds (Community Development Project Loan), Series A, 6% due
                                   8/01/2023 (a)                                                                            2,843

                          2,500    Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                   5.80% due 4/01/2017 (g)                                                                  2,638

                          2,000    California Health Facilities Financing Authority, Health Facility Revenue
                                   Bonds (Adventist Health System), Series A, 5% due 3/01/2033                              2,024

                          5,000    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                   RIB, Series 26, 8.37% due 6/01/2022 (e)(j)                                               5,638

                          1,490    California Health Facilities Financing Authority, Revenue Refunding Bonds (Pomona
                                   Valley Hospital Medical Center), Series A, 5.625% due 7/01/2019 (g)                      1,587

                          4,990    California Infrastructure and Economic Development Bank Revenue Bonds (J. David
                                   Gladstone Institute Project), 5.50% due 10/01/2022                                       5,296

                          3,000    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                   Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025              3,088

                          6,250    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                   Refunding Bonds (Waste Management Inc. Project), AMT, Series B, 5% due 7/01/2027         6,160

                                   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), AMT (f):
                             70        Series A-1, 6.90% due 12/01/2024 (c)                                                    73
                             80        Series B, 6.15% due 6/01/2020 (d)                                                       81

                          4,500    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   Series A, 5.75% due 5/01/2017                                                            4,996
                          6,000    California State Department of Water Resources Revenue Bonds (Central Valley
                                   Project), 5.25% due 7/01/2022                                                            6,063


Portfolio Abbreviations


To simplify the listings of MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
GO         General Obligation Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds
RITR       Residual Interest Trust Receipts
S/F        Single-Family



MuniYield California Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                       Value
California                         California State, GO, Refunding:
(concluded)           $   1,635        5.25% due 2/01/2029                                                            $     1,733
                          8,000        5.75% due 5/01/2030                                                                  8,805
                          2,785        (Veterans), AMT, Series BJ, 5.70% due 12/01/2032                                     2,881

                                   California State Public Works Board, Lease Revenue Bonds:
                          2,000        (California State University), Series C, 5.40% due 10/01/2022 (g)                    2,123
                          5,000        (Department of Corrections), Series C, 5.50% due 6/01/2023                           5,468
                          6,645        (Department of Health Services), Series A, 5.75% due 11/01/2017 (g)                  7,316
                         17,000        (Various Community College Projects), Series A, 5.625% due 3/01/2016 (a)            17,610

                                   California State University and Colleges, Housing System Revenue Refunding
                                   Bonds (b)(h):
                          3,000        5.75% due 11/01/2005                                                                 3,082
                          3,500        5.80% due 11/01/2005 (k)                                                             3,596
                          3,900        5.90% due 11/01/2005                                                                 4,007

                                   California State, Various Purpose, GO:
                          4,730        5.50% due 4/01/2030                                                                  5,191
                          6,850        5.50% due 11/01/2033                                                                 7,475

                          5,250    California Statewide Communities Development Authority, COP (John Muir/Mount
                                   Diablo Health System), 5.125% due 8/15/2022 (g)                                          5,536

                                   California Statewide Communities Development Authority, Health Facility Revenue
                                   Bonds (Memorial Health Services), Series A:
                          3,270        6% due 10/01/2023                                                                    3,634
                          3,000        5.50% due 10/01/2033                                                                 3,159

                          2,380    California Statewide Communities Development Authority, Water Revenue Bonds
                                   (Pooled Financing Program), Series C, 5.25% due 10/01/2028 (e)                           2,551

                          2,000    Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland Empire
                                   Utility Agency Sewer Project), 5.75% due 11/01/2009 (g)(h)                               2,231

                          6,270    Coast Community College District, California, Capital Appreciation, GO, Refunding,
                                   5.02%** due 8/01/2021 (g)                                                                3,018

                          2,705    Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds
                                   (Various Capital Facilities), Series A, 5.30% due 8/01/2020 (g)                          2,869

                          3,750    Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035 (b)              3,924

                          2,500    Davis, California, Joint Unified School District, Community Facilities District,
                                   Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (g)                           2,588

                          3,000    Fremont, California, Union High School District, Santa Clara County, GO, Refunding,
                                   5% due 9/01/2022 (b)                                                                     3,211

                          4,650    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                           5,772

                          5,025    Indio, California, Water Authority, Water Enterprise Revenue Bonds, 5.125% due
                                   4/01/2030 (a)                                                                            5,408

                                   Industry, California, Urban Development Agency, Tax Allocation Refunding
                                   Bonds (g):
                         14,915        (Civic Recreation Industrial), Series 1, 5.50% due 5/01/2021                        15,720
                          5,000        (Civic-Recreational-Industrial Redevelopment Project No. 1), 5.50% due
                                       5/01/2020                                                                            5,264

                          5,435    La Mesa-Spring Valley, California, School District, Capital Appreciation, GO,
                                   Refunding (Election of 2002), Series B, 5.225%** due 8/01/2028 (b)                       1,797

                          2,000    Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due
                                   11/01/2031 (a)                                                                           2,268

                         10,000    Los Angeles, California, Community College District, GO, Series A, 5.50% due
                                   8/01/2011 (g)(h)                                                                        11,195

                                   Los Angeles, California, Harbor Department Revenue Bonds, AMT:
                          4,000        RITR, Series RI-7, 9.785% due 11/01/2026 (g)(j)                                      4,377
                          2,000        Series B, 6% due 8/01/2015                                                           2,076
                          6,000        Series B, 5.375% due 11/01/2023                                                      6,189

                          7,000    Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due
                                   6/01/2023 (b)                                                                            7,337

                          4,500    Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Subordinate
                                   Series A, 5% due 6/01/2027 (g)                                                           4,732

                          5,000    Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                   Bonds (Multiple Capital Facilities Project VI), Series A, 5.625% due 5/01/2010 (a)(h)    5,556

                          8,705    Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625% due
                                   11/01/2007 (g)(h)                                                                        9,327

                          7,570    Morgan Hill, California, Unified School District, GO, 5%** due 8/01/2026 (b)             2,811

                          8,595    Napa Valley, California, Community College District, Capital Appreciation, GO
                                   (Election of 2002), Series B, 5.16%** due 8/01/2024 (g)                                  3,528

                          1,750    North City-West, California, School Facilities Financing Authority, Special
                                   Tax Refunding Bonds, Series B, 5.75% due 9/01/2015 (e)                                   1,838

                                   Oakland, California, Alameda County Unified School District, GO, Series F (g):
                          3,290        5.50% due 8/01/2017                                                                  3,593
                          3,770        5.50% due 8/01/2018                                                                  4,113

                                   Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                   (Oakland Administration Buildings) (a)(h):
                         11,395        5.75% due 8/01/2006                                                                 11,967
                          2,000        5.90% due 8/01/2006                                                                  2,103

                          5,250    Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (b)                5,464

                          3,000    Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                   Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (b)                         3,244

                          1,000    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Convention Center Project), Series A, 5.50% due 11/01/2035 (g)                          1,117

                          1,750    Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75%
                                   due 8/01/2025 (g)(i)                                                                     1,886

                          2,255    Pomona, California, Public Financing Authority Revenue Refunding Bonds (Merged
                                   Redevelopment Project), Series A1, 5.75% due 2/01/2034                                   2,337

                         10,600    Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                                   11/01/2017 (g)                                                                          11,351

                          5,807    Port of Oakland, California, RIB, Refunding, AMT, Series 717X, 8.15% due
                                   11/01/2027 (b)(j)                                                                        6,615

                          4,315    Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding
                                   Bonds (Rancho Redevelopment Project), 5.25% due 9/01/2020 (e)                            4,610

                          2,345    Richmond, California, Redevelopment Agency, Tax Allocation, Refunding Bonds
                                   (Harbour Redevelopment Project), Series A, 5.50% due 7/01/2018 (g)                       2,535

                          5,000    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                   Bonds, Series L, 5.125% due 7/01/2022 (g)                                                5,269

                                   Sacramento County, California, Sanitation District Financing Authority Revenue
                                   Refunding Bonds, Series A:
                          5,695        5.60% due 12/01/2017                                                                 5,803
                          6,190        5.75% due 12/01/2018                                                                 6,311
                          7,500        6% due 12/01/2020                                                                    7,653
                          9,000        5.875% due 12/01/2027                                                                9,179

                         10,100    San Bernardino, California, City Unified School District, GO, Refunding, Series A,
                                   5.875% due 8/01/2009 (b)(h)                                                             11,271

                          3,000    San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                   (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                 3,085

                          5,000    San Bernardino, California, Joint Powers Financing Authority, Tax Allocation
                                   Revenue Refunding Bonds, Series A, 5.75% due 10/01/2015 (e)                              5,124

                          3,600    San Diego, California, Unified School District, GO (Election of 1998), Series F,
                                   5% due 7/01/2029 (e)                                                                     3,812

                          1,720    San Francisco, California, City and County Educational Facilities, GO (Community
                                   College), Series A, 5.75% due 6/15/2019                                                  1,869

                          1,310    San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75% due
                                   6/15/2019                                                                                1,424

                          4,615    San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (g)              4,831

                                   San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                   GO (Election of 2004), Refunding, Series A (g):

                         10,005        5.12%** due 9/01/2023                                                                4,085
                          5,000        5.33%** due 9/01/2028                                                                1,517

                          5,000    San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                   8/01/2028 (g)                                                                            5,259

                          5,040    San Ysidro, California, School District, Capital Appreciation, GO (Election of 1997),
                                   Series D, 5.249%** due 8/01/2027 (b)                                                     1,767

                          2,020    Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (b)            2,205

                          3,500    Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds
                                   (John Burns Gardens Apartments Project), AMT, Series A, 6% due 8/01/2041                 3,601

                          4,000    Santa Monica, California, Community College District, GO (Election of 2004),
                                   Series A, 5% due 5/01/2030 (g)                                                           4,234

                          4,000    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                   Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                    4,394

                          2,500    Sequoia, California, Unified High School District, GO, Refunding, 5% due
                                   7/01/2028 (e)                                                                            2,667

                          2,265    South Bayside, California, Waste Management Authority, Waste System Revenue Bonds,
                                   5.75% due 3/01/2020 (a)                                                                  2,482

                          6,750    South Tahoe, California, Joint Powers Financing Authority, Revenue Refunding Bonds
                                   (South Tahoe Redevelopment Project Area No. 1), Series A, 5% due 10/01/2028 (a)          7,113

                             55    Southern California Home Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-
                                   Backed Securities Program), AMT, Series A, 6.75% due 9/01/2022 (d)                          55

                          3,235    Taft, California, Public Financing Authority, Lease Revenue Bonds (Community
                                   Correctional Facility), Series A, 6.05% due 1/01/2017 (g)                                3,405

                          1,310    Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical
                                   Center), Series A, 6% due 6/01/2022                                                      1,450

                          1,000    Ventura, California, Unified School District, GO (Election of 1997), Series H,
                                   5.125% due 8/01/2034 (e)                                                                 1,066

                          3,990    Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                   Project), 5.50% due 4/01/2008 (h)                                                        4,263

                          5,000    Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds,
                                   5.625% due 5/01/2016 (g)                                                                 5,323

                          5,055    West Contra Costa, California, Unified School District, Capital Appreciation, GO
                                   (Election of 2002), Series C, 4.849%** due 8/01/2027 (b)                                 1,783

                          5,605    Whittier, California, Union High School District, GO (Election of 1999), Series D,
                                   5% due 8/01/2033 (e)                                                                     5,884


Puerto Rico - 4.2%        2,140    Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Bonds,
                                   Series Y, 5.50% due 7/01/2006 (g)(h)                                                     2,226

                                   Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and Capital
                                   Appreciation Revenue Bonds, Series A:
                          9,750        4.66%** due 7/01/2033 (b)                                                            2,662
                          9,750        4.77%** due 7/01/2043 (a)                                                            1,607

                          6,500    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                   7/01/2029                                                                                6,875


U.S. Virgin               3,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.0%                     Coker Project), AMT, 6.50% due 7/01/2021                                                 3,414

                                   Total Municipal Bonds (Cost - $425,639) - 140.2%                                       449,874


                         Shares
                           Held    Short-Term Securities
                          2,801    CMA California Municipal Money Fund (l)                                                  2,801

                                   Total Short-Term Securities (Cost - $2,801) - 0.9%                                       2,801

                                   Total Investments (Cost - $428,440*) - 141.1%                                          452,675
                                   Other Assets Less Liabilities - 2.5%                                                     8,067
                                   Preferred Stock, at Redemption Value - (43.6%)                                       (140,000)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Stock - 100.0%                                     $   320,742
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                             (in Thousands)

    Aggregate cost                                          $       428,440
                                                            ===============
    Gross unrealized appreciation                           $        24,484
    Gross unrealized depreciation                                     (249)
                                                            ---------------
    Net unrealized appreciation                             $        24,235
                                                            ===============

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) GNMA Collateralized.

(g) MBIA Insured.

(h) Prerefunded.

(i) Escrowed to maturity.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) All or portion of security held as collateral in connection with open financial futures contracts.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA California Municipal
       Money Fund                                1,942               $152

    Financial futures contracts purchased as of July 31, 2005 were as follows:

                                                              (in Thousands)

    Number of                       Expiration        Face        Unrealized
    Contracts      Issue               Date          Value       Depreciation

      100         10-Year           September
             U.S. Treasury Bond        2005         $11,328         $(203)


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield California Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield California Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield California Fund, Inc.


Date: September 23, 2005